Employment Costs	12 Months Ended
Dec. 31, 2018
Employment Costs
Employment Costs

11.	EMPLOYMENT COSTS

During the year ended December 31, 2018, the Group recorded $17,168 (2017 – $16,342) in salaries and benefits, including share-based payments of $4,734 (2017 – $5,858) and amounts paid to HDSI for services provided to the Group by HDSI personnel (note 8(b)).